Comprehensive Income - Other Comprehensive (Loss) Income Included in Stockholders' Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unrealized holding gains (losses) on:
Available for sale securities, Pre-Tax	$ (585)	$ (2,048)	$ (1,698)
Available for sale securities - OTTI, Pre-Tax	(224)	(258)	359
Derivatives, Pre-Tax			389
Reclassification adjustments for gains on available for sale securities, Pre-Tax	(169)	(612)	(691)
Other comprehensive income, Pre-Tax	(978)	(2,918)	(1,641)
Available for sale securities, tax benefit (expense)	198	697	577
Available for sale securities - OTTI, tax benefit (expense)	76	88	(122)
Derivatives, tax benefit (expense)			(132)
Reclassification adjustments for gains on available for sale securities, tax benefit (expense)	57	207	235
Other comprehensive income, tax benefit (expense)	331	992	558
Available for sale securities, net of tax	(387)	(1,351)	(1,121)
Available for sale securities - OTTI, net of tax	(148)	(170)	237
Derivatives, net of tax			257
Reclassification adjustments for gains on available for sale securities, net of tax	(112)	(405)	(456)
Total other comprehensive income (loss)	$ (647)	$ (1,926)	$ (1,083)